Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE DWS STATE TAX-FREE INCOME SERIES
Prospectus Date	rr_ProspectusDate	Dec. 01, 2022
Document Creation Date	dei_DocumentCreationDate	Nov. 29, 2022